Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	$ 3,234,980.1	$ 98,657.5	$ 3,064,475.0	$ 2,693,837.0
Asset used by the Company [member]
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	3,234,778.4		3,064,424.3	2,693,815.7
Asset subject to operating lease [member]
Disclosure Of The Ownership Details Of PropertyPlant And Equipment [Line Items]
Property, plant and equipment	$ 201.7		$ 50.7	$ 21.3